Stockholders' Equity - Common Share Repurchases and Issuances (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Statement Of Partners Capital [Abstract]
Authority remaining at end of period for repurchases	$ 0